Deferred Revenue - Additional Information (Details) $ in Thousands						12 Months Ended
	Oct. 29, 2024 oz $ / Ounce	Oct. 28, 2024	Oct. 31, 2023 USD ($) oz $ / Ounce	Jun. 23, 2023 USD ($) oz	Mar. 24, 2023 USD ($) oz $ / Ounce	Dec. 31, 2024 USD ($) oz $ / Ounce	Dec. 31, 2023 USD ($) oz $ / Ounce	May 13, 2024 oz
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Revenue from contracts with customers | $						$ 1,514,120	$ 1,088,191
Stream Arrangement (note 14(a))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Gold production limit, percentage								2.375%
Contract liability, total amount of gold ounces delivered (ounces)						1,968	0	120,333
Total gold ounces delivered, percentage								1.583%
Contract liability, percentages of consideration from purchaser			20.00%
Contract liability, accreted to estimated transaction price, percentage			5.00%
Contract liability, average cash consideration per ounce | $ / Ounce						507	0
Contract liability, deferred revenue obligation satisfied amount | $						$ 4,000	$ 0
Gold Prepay Transactions (note 14(b))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liability, total amount of gold ounces delivered (ounces)				5,797	79,310
Proceeds from contract liabilities | $				$ 9,900	$ 139,500
Upfront payment received | $					140,100
Contract liability, transaction cost | $					$ 600
Contract liability, gold ounces delivered per month (ounces)				264	3,605
Contract liability, total prepayments | $					$ 150,000
Contract liability, prepayments at fixed price basis | $					$ 90,100
Contract liability, spot price basis of per ounce (usd per ounce) | $ / Ounce	2,352				2,170
Contract liability, prepayments at spot price basis | $					$ 59,900
Contract liability, prepayments at spot price basis, remaining threshold (ounces)					28,386
Contract liability, spot price basis of per ounce, remaining threshold (usd per ounce) | $ / Ounce					2,109
Contract liability, deferred ounces will be delivered (ounces)	19,343
Contract liability, additional deferred gold ounces delivered (ounces)	1,582
Contract liability, total deferred gold ounces (ounces)	7,062
Contract liability, additional deferred gold delivered (usd per ounce) | $ / Ounce	2,288
Contract liability, additional deferred gold (ounces)	1,443
Contract liability, effective weighted average interest rate	9.20%	8.00%
Weighted average gold price over amended delivery period (usd per ounce) | $ / Ounce	2,215
Gold purchase and sale arrangement (note 14(c))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liability, total amount of gold ounces delivered (ounces)						6,000	1,000
Contract liability, percentages of consideration from purchaser			20.00%
Contract liability, average cash consideration per ounce | $ / Ounce						476	399
Upfront payment received | $			$ 75,000
Amount of gold ounces produced (ounces)			500
Percentage of gold ounces produces			1.80%
Gold ounces produced, monthly percentage basis			100.00%
Gold ounces production limit (ounces)			90,000
Contract liability, option to settle early, percentage of delivery obligation			75.00%
Contract liability, early settlement, spot gold price threshold (less than) (usd per ounce) | $ / Ounce			2,000
Contract liability, effective interest rate						15.60%
Revenue from contracts with customers | $						$ 14,200	$ 2,300